SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended	2 Months Ended	9 Months Ended
	May 27, 2022	Jan. 27, 2021	Mar. 31, 2022	Jan. 09, 2023	Nov. 30, 2022	Dec. 23, 2022	Aug. 30, 2022	Feb. 28, 2022	May 31, 2021	Feb. 28, 2021
Subsequent Event [Line Items]
Issuance of shares					522,734,247
Gross proceeds					$ 4,939,161
Issuance costs					282,182
Cash proceeds					4,657,979
Issue discount					$ 433,932		$ 39,500	$ (0)		$ 697,276
Convertible Notes Payable [Member] | Lender [Member]
Subsequent Event [Line Items]
Cash proceeds		$ 95,545
Cash proceeds		$ 1,350,650
Cash proceeds									$ 1,255,105
Subsequent Event [Member]
Subsequent Event [Line Items]
Issue discount						$ 50,000
Debt amount			$ 1,613,953
Accrued interest			$ 349,879
Subsequent Event [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares	100,000,000			117,488,819
Gross proceeds				$ 713,811
Issuance costs				30,174
Cash proceeds				$ 683,638